Award Timing Disclosure	6 Months Ended
Dec. 31, 2024
Award Timing Disclosures [Line Items]
Award Timing MNPI Disclosure

While Pioneer Bancorp does not have a formal policy or obligation that requires it to grant or award equity-based compensation on specific dates, the Compensation Committee and the Board of Directors have a historical practice of not granting stock options to executive officers during closed quarterly trading windows as determined under Pioneer Bancorp’s Policy on Insider Trading. Consequently, Pioneer Bancorp has not granted, and does not expect to grant, any stock options to any NEOs within four business days preceding, and one business day following,  the filing with the SEC of any report on Forms 10-K, 10-Q or 8-K that discloses material non-public information. The Compensation Committee and the Board of Directors do not take material non-public information into account when determining the timing of equity awards and do not time the disclosure of material non-public information to impact the value of executive compensation.

Award Timing Method	the Compensation Committee and the Board of Directors have a historical practice of not granting stock options to executive officers during closed quarterly trading windows as determined under Pioneer Bancorp’s Policy on Insider Trading. Consequently, Pioneer Bancorp has not granted, and does not expect to grant, any stock options to any NEOs within four business days preceding, and one business day following, the filing with the SEC of any report on Forms 10-K, 10-Q or 8-K that discloses material non-public information. The Compensation Committee and the Board of Directors do not take material non-public information into account when determining the timing of equity awards and do not time the disclosure of material non-public information to impact the value of executive compensation.
Award Timing MNPI Considered	false
Award Timing, How MNPI Considered	The Compensation Committee and the Board of Directors do not take material non-public information into account when determining the timing of equity awards and do not time the disclosure of material non-public information to impact the value of executive compensation.
MNPI Disclosure Timed for Compensation Value	false